Details to the consolidated cash flow statements	12 Months Ended
Dec. 31, 2017
Statement [line items]
Details to the consolidated cash flow statements
22. Details to the consolidated cash flow statements
22.1) Adjustments for non-cash items from continuing operations
(USD millions)	2017	2016	2015

Taxes	1 296	1 119	1 106

Depreciation, amortization and impairments on:
Property, plant & equipment	1 677	1 591	1 550

Intangible assets	4 399	4 452	3 921

Financial assets [1]	256	132	104

Income from associated companies	– 1 108	– 703	– 266

Gains on disposal and other adjustments on property, plant & equipment, intangible, financial and other non-current assets, net	– 1 043	– 935	– 869

Equity-settled compensation expense	683	671	773

Change in provisions and other non-current liabilities	160	956	1 642

Net financial expense	738	1 154	1 109

Total	7 058	8 437	9 070

[1] Including unrealized fair value gains
In 2015, the Group acquired property, plant and equipment of USD 85 million through finance lease contracts.
22.2) Cash flows from changes in working capital and other operating items included in operating cash flow from continuing operations
(USD millions)	2017	2016	2015

(Increase) in inventories	– 247	– 235	– 482

(Increase) in trade receivables	– 204	– 229	– 513

Increase/(Decrease) in trade payables	58	– 587	378

Change in other net current assets and other operating cash flow items	637	974	– 246

Total	244	– 77	– 863

22.3) Cash flows arising from acquisitions and divestments of businesses
The following is a summary of the cash flow impact of acquisitions and divestments. The most significant transactions are described in Note 2.
(USD millions)	2017 Acquisitions	2017 Divestments	2016 Acquisitions	2016 Divestments	2015 Acquisitions	2015 Divestments

Property, plant & equipment		25				1 000

Currently marketed products		1	– 451		– 12 970	646

(Acquired)/divested research & development	– 1 223		– 690		– 730	13

Technologies						113

Other intangible assets		3			– 15	86

Financial and other assets including deferred tax assets	– 8		– 39		– 555	40

Inventories			– 4			893

Trade receivables and other current assets		34	– 1		– 3	529

Cash and cash equivalents	– 20		– 1		– 25	311

Current and non-current financial debts						– 601

Trade payables and other liabilities including deferred tax liabilities	326	– 15	372		212	– 841

Net identifiable assets (acquired) or divested	– 925	48	– 814		– 14 086	2 189

Currency translation effects						98

Acquired/(divested) liquidity	20		1		25	– 479

Fair value of previously held equity interests			64

Subtotal	– 905	48	– 749		– 14 061	1 808

Refinancing of intercompany financial debt, net						578

Goodwill	– 94		– 56		– 2 438	1 042

Divestment gain						7 401

Taxes paid and other portfolio transformation related cash flows		– 140		– 748		– 1 337

Receivables and payables contingent consideration, net [1]	206		84		– 8	– 519

Other payments and deferred consideration, net	– 36	– 3	– 44

Deferred portion of sales price [2]						– 49

Net cash flows	– 829	– 95	– 765	– 748	– 16 507	8 924

Of which:
Net cash flows used in/from discontinued operations		– 140		– 748		8 924

Net cash flows used in/from continuing operations	– 829	45	– 765		– 16 507

[1] The contingent consideration of the 2016 Transcend Medical, Inc. acquisition amounted to USD 92 million. Of this amount, USD 60 million has been paid in 2016.
[2] Divestments include USD 49 million proceeds for the divestment of the Animal Health business received in 2014.
Notes 2 and 23 provide further information regarding acquisitions and divestments of businesses. All acquisitions were for cash.
22.4) Cash flows from discontinued operations
(USD millions)	2017	2016	2015

Cash flows used in operating activities			– 188

Purchase of property, plant & equipment			– 41

Proceeds from sales of property, plant & equipment			1

Purchase of financial and other non-current assets, net			– 2

Divestments of businesses [1]	– 140	– 748	8 924

Cash flows used in/from investing activities	– 140	– 748	8 882

Total net cash flows used in/from discontinued operations	– 140	– 748	8 694

[1] 2017 includes payments related to the 2015 portfolio transformation transaction. 2016 includes mainly payments for capital gains taxes and other payments related to the 2015 portfolio transformation transaction. 2015 includes proceeds of USD 10 925 million reduced by USD 2 001 million, for payments of capital gains taxes, transaction-related costs and purchase price adjustments, related to the 2015 portfolio transformation transaction. See Note 2 for a description of the 2015 porfolio transformation transaction.

22.5) Reconciliation of liabilities arising from financing activities
(USD millions)	Non-current financial debts	Current financial debts and derivative financial instruments	Total

January 1, 2017	17 897	5 905	23 802

Increase in non-current financial debts	4 933		4 933

Repayment of non-current financial debts	– 1	– 187	– 188

Change in current financial debts		– 755	– 755

Changes in fair values and other changes	– 6	– 140	– 146

Amortization of bonds discount	16		16

Currency translation effects	744	126	870

Current portion of non-current financial debt	– 359	359

December 31, 2017	23 224	5 308	28 532